Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)
Flowers Foods, Inc.
401(k) Retirement Savings Plan
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025
EIN
No. 58-2582379
/ Plan Number 004

(a) Party in Interest	(b) Identity of issue or borrower	(c) Description of Investment	(d) Cost**	(e) Current Value
	Putnam Stable Value Fun d	Collective Investment Trust ; 54,314,979 shares		$55,306,714
	Geneva Small Cap Growth Collective Fund C	Collective Investment Trust ; 1,370,977 shares		13,903,219
	Harbor Capital Appreciation CIT R	Collective Investment Trust ; 4,871,818 shares		99,726,117
	Vanguard Target Retirement 2020 Trust II	Collective Trust Fund ; 264,734 shares		13,930,303
	Vanguard Target Retirement 2025 Trust II	Collective Trust Fund ; 823,230 shares		46,660,667
	Vanguard Target Retirement 2030 Trust II	Collective Trust Fund ; 1,303,636 shares		77,449,021
	Vanguard Target Retirement 2035 Trust II	Collective Trust Fund ; 1,054,635 shares		66,948,237
	Vanguard Target Retirement 2040 Trust II	Collective Trust Fund ; 737,126 shares		50,684,801
	Vanguard Target Retirement 2045 Trust II	Collective Trust Fund ; 626,047 shares		45,407,219
	Vanguard Target Retirement 2050 Trust II	Collective Trust Fund ; 661,082 shares		49,481,970
	Vanguard Target Retirement 2055 Trust II	Collective Trust Fund ; 406,864 shares		40,792,173
	Vanguard Target Retirement 2060 Trust II	Collective Trust Fund ; 272,428 shares		21,559,964
	Vanguard Target Retirement 2065 Trust II	Collective Trust Fund ; 174,059 shares		8,480,133
	Vanguard Target Retirement Inc Trust II	Collective Trust Fund ; 75,262 shares		3,771,366
	Vanguard Target Retirement 2070 Trust II	Collective Trust Fund ; 65,710 shares		1,952,908

				596,054,812

	American Europacific Growth Fun d	Mutual Fund ; 528,042 shares		35,017,806
	Dodge & Cox Income X	Mutual Fund ; 3,257,805 shares		41,895,366
	Dodge & Cox Stock X	Mutual Fund ; 5,371,752 shares		89,117,370
	Seagall Bryant & Hamill SM CP VAL IN S	Mutual Fund ; 525,125 shares		7,866,376
	Vanguard Institutional Index Fun d	Mutual Fund ; 170,172 shares		93,948,546
	Vanguard Small Cap Index Inst l	Mutual Fund ; 110,783 shares		13,690,528
	Vanguard Total Bond Market Index Ins t	Mutual Fund ; 1,883,383 shares		18,400,652
	Vanguard Total Intl Stock Index Inst l	Mutual Fund ; 140,558 shares		22,782,985

				322,719,629

	Invesco Funds Government & Agenc y	Mutual Fund ; 136,964 shares		136,964
*	Flowers Foods, Inc. Common Stock Fun d	Common Stock ; 1,704,903 shares		18,549,345
*	Notes receivable from participant s	Notes, with interest rates between 9.0% and 9.75%; maturities range from January 2026 to November 2040		19,039,901

				$956,500,651

*	Parties-in-Interest (See Note 6)
**	Cost information not required for participant-directed accounts